PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 541,052	$ 511,967
Less: Accumulated depreciation and amortization	(223,216)	(188,877)
Total	317,836	323,090
Aircraft
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	482,848	473,509
Software development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35,818	22,414
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,584	9,560
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,960	1,321
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,142	597
Building and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,424	1,424
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,147	1,846
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,129	$ 1,296